SCHEDULE OF LEASE LIABILITIES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
At beginning of year	$ 14,419	$ 23,131
Currency realignment	(653)	(1,157)
Interest charged (Note 20)	499	896
Payment made	(7,941)	(8,451)
At end of year	$ 6,324	$ 14,419